UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07171

Name of Fund:  BlackRock Global SmallCap Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Global

SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

ADRCommon Stocks	Shares	Value
Argentina — 0.2%
Arcos Dorados Holdings, Inc., Class A	399,596	$1,970,008
Australia — 2.1%
Cochlear Ltd.	97,500	6,702,803
Orocobre Ltd. (a)(b)	3,035,881	5,398,773
Pancontinental Oil & Gas NL (a)	17,375,200	184,427
Parnell Pharmaceuticals Holdings Ltd. (a)	541,796	2,660,218
Stockland	2,332,049	7,967,641

		22,913,862
Austria — 0.4%
Schoeller-Bleckmann Oilfield Equipment AG (b)	63,700	4,075,629
Belgium — 1.4%
Mobistar SA (a)	487,700	10,598,116
Ontex Group NV (a)	125,080	3,801,425

		14,399,541
Brazil — 0.6%
Brasil Insurance Participacoes e Administracao SA	1,434,304	876,343
Companhia Hering SA	807,931	4,151,609
Ser Educacional SA	295,120	1,163,263

		6,191,215
Canada — 5.9%
Africa Oil Corp. (a)(b)	4,153,400	6,033,916
BlackBerry Ltd. (a)	351,200	3,136,216
BRP, Inc. (a)	155,900	2,984,939
Cathedral Energy Services Ltd.	393,948	684,289
Continental Gold, Ltd. (a)(b)	3,959,600	6,033,736
Diagnocure, Inc. (a)(c)	4,745,180	337,189
Dollarama, Inc.	137,800	7,703,004
Element Financial Corp. (a)	582,200	7,869,617
Halogen Software, Inc. (a)	241,000	1,746,777
Lundin Mining Corp. (a)	1,619,600	6,534,409
Painted Pony Petroleum Ltd. (a)	1,075,025	5,024,790
Premier Gold Mines, Ltd. (a)	2,153,100	4,164,932
Torex Gold Resources, Inc. (a)	7,152,700	5,929,758
Trevali Mining Corp. (a)	6,175,523	5,119,655

		63,303,227
China — 0.9%
Angang Steel Co., Ltd. (b)	8,312,000	6,116,776
Daphne International Holdings Ltd. (a)	7,436,300	2,493,906
Common Stocks	Shares	Value
China (concluded)
Parkson Retail Group Ltd. (b)	3,422,500	$741,656

		9,352,338
Cyprus — 0.2%
Globaltrans Investment PLC, -KRW (a)	374,000	1,682,377
Denmark — 1.0%
ALK-Abello A/S	25,700	2,755,856
Sydbank A/S	265,700	8,317,088

		11,072,944
France — 3.9%
Elior SCA (a)(d)	297,520	5,099,173
Elis SA (a)	521,477	8,646,276
Eurofins Scientific SE	7,675	2,065,711
GameLoft SE (a)(b)	746,683	3,854,440
Klepierre	138,304	6,791,574
Saft Groupe SA	199,000	7,272,787
UbiSoft Entertainment SA (a)	439,300	8,111,525

		41,841,486
Germany — 1.7%
GEA Group AG	86,250	4,146,157
Rheinmetall AG	118,100	5,680,511
Stabilus SA (a)	128,286	4,421,528
Vossloh AG (a)(b)	66,700	4,077,811

		18,326,007
Hong Kong — 2.0%
China Taiping Insurance Holdings Co. Ltd. (a)	2,623,640	8,949,808
Chow Sang Sang Holdings International Ltd.	1,381,000	2,995,962
Clear Media Ltd.	2,045,000	2,155,089
Far East Horizon Ltd.	7,408,000	6,775,756

		20,876,615
India — 2.4%
Container Corp. of India	168,250	4,256,445
IDFC Ltd.	2,581,000	8,082,121
Indiabulls Real Estate, Ltd.	3,680,800	3,838,492
Sun TV Network Ltd.	491,500	3,465,807
Zee Entertainment Enterprises Ltd.	1,018,600	5,562,134

		25,204,999
Indonesia — 1.0%
Bank Tabungan Negara Persero Tbk PT	55,163,200	5,287,284

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Indonesia (concluded)
Tower Bersama Infrastructure Tbk PT	7,486,476	$5,425,190

		10,712,474
Ireland — 0.8%
Ryanair Holdings PLC — ADR	124,496	8,312,598
Italy — 2.2%
Banca Popolare di Milano Scarl (a)	9,311,010	9,395,188
Beni Stabili SpA SIIQ	8,422,700	6,603,329
Unipol Gruppo Finanziario SpA	1,474,500	7,828,184

		23,826,701
Japan — 5.1%
Asics Corp.	209,450	5,699,624
The Bank of Yokohama Ltd.	1,159,000	6,787,845
Don Quijote Co. Ltd.	76,400	6,210,419
Hisaka Works Ltd.	212,200	1,852,484
Mitsui Chemicals, Inc.	3,158,000	10,127,037
NGK Insulators Ltd.	243,400	5,186,010
Rohm Co. Ltd.	109,000	7,448,280
Tokyo Broadcasting System Holdings, Inc.	277,800	3,503,703
Tokyo Steel Manufacturing Co. Ltd.	1,130,100	7,557,999

		54,373,401
Malaysia — 0.2%
AirAsia Bhd	4,110,200	2,641,360
Norway — 0.7%
Hoegh Liquified Natural Gas Holdings Ltd. (b)	481,400	5,503,605
RenoNorden ASA (a)	274,293	1,614,832

		7,118,437
Poland — 0.4%
Alior Bank SA (a)	195,800	4,296,292
South Korea — 1.1%
KNB Financial Group Co., Ltd. (a)	627,500	5,291,421
Lotte Chemical Corp.	36,800	6,723,727

		12,015,148
Sweden — 1.1%
Boliden AB	504,400	9,991,927
The Thule Group AB (a)(d)	200,266	2,150,985

		12,142,912
Switzerland — 3.0%
Aryzta AG (a)	146,553	8,984,096
Basilea Pharmaceutica (a)	42,002	4,757,848
Leonteq AG (a)	25,100	8,555,957
OC Oerlikon Corp. AG, Registered Shares (a)	386,300	4,475,757

Common Stocks	Shares	Value
Switzerland (concluded)
Straumann Holding AG, Registered Shares	17,900	$4,881,253

		31,654,911
United Arab Emirates — 0.0%
Polarcus Ltd. (a)(b)	10,220,020	482,094
United Kingdom — 7.7%
APR Energy PLC (b)	139,196	782,547
Arrow Global Group PLC	1,960,200	7,203,977
ASOS PLC (a)(b)	26,500	1,418,459
Atlas Mara Co-Nvest, Ltd. (a)	712,625	4,988,375
Aveva Group PLC	178,300	3,897,529
B&M European Value Retail SA	316,225	1,465,900
Babcock International Group PLC	260,800	3,804,515
Balfour Beatty PLC (a)	1,335,800	4,757,643
BowLeven PLC (a)(b)	360,351	164,372
Crest Nicholson Holdings PLC	652,300	4,107,710
De La Rue PLC	497,000	4,081,781
Exova Group PLC (a)	1,930,519	4,581,971
IMI PLC	262,800	4,959,106
Intertek Group PLC	177,800	6,585,849
Man Group PLC	2,572,600	7,759,874
Michael Page International PLC	641,600	4,948,517
Poundland Group PLC	403,300	2,182,435
Quotient, Ltd. (a)	391,892	6,662,164
Virgin Money Holdings UK PLC (a)	1,291,687	7,583,273

		81,935,997
United States — 53.7%
Abercrombie & Fitch Co., Class A	24,940	549,678
Albemarle Corp.	116,000	6,129,440
AMC Entertainment Holdings, Inc., Class A	186,979	6,635,885
American Campus Communities, Inc.	164,600	7,056,402
Angie’s List, Inc. (a)(b)	302,700	1,776,849
ARRIS Group, Inc. (a)	228,600	6,605,397
Aruba Networks, Inc. (a)	112,600	2,757,574
Axiall Corp.	141,064	6,621,544
Barracuda Networks, Inc. (a)	114,600	4,408,662
Blackhawk Network Holdings, Inc., Class B (a)	249,116	8,856,074
Boot Barn Holdings, Inc. (a)	54,882	1,312,777
Burlington Stores, Inc. (a)	75,100	4,462,442
CARBO Ceramics, Inc. (b)	70,600	2,154,006
Celanese Corp., Series A	113,700	6,351,282
Chart Industries, Inc. (a)	18,900	662,918
Constant Contact, Inc. (a)	202,350	7,731,793
CyrusOne, Inc.	270,023	8,403,116
Deckers Outdoor Corp. (a)	79,003	5,756,949
DeVry Education Group, Inc.	180,400	6,018,144
DSP Group, Inc. (a)	358,649	4,296,615
DXP Enterprises, Inc. (a)	105,700	4,660,313

2	BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
United States (continued)
E*Trade Financial Corp. (a)		252,300	$7,204,427
Emerald Oil, Inc. (a)(b)		545,300	403,522
Essent Group Ltd. (a)		306,700	7,333,197
EVINE Live, Inc. (a)		555,300	3,726,063
FCB Financial Holdings, Inc., Class A (a)		304,400	8,331,428
First Solar, Inc. (a)		141,200	8,442,348
Five Below, Inc. (a)		152,400	5,420,868
Flowers Foods, Inc.		324,661	7,382,791
Foot Locker, Inc.		40,276	2,537,388
Heritage Insurance Holdings, Inc. (a)		426,700	9,391,667
IDEX Corp.		118,250	8,966,897
Informatica Corp. (a)		183,500	8,047,392
Inogen, Inc. (a)		171,293	5,479,663
Insulet Corp. (a)		311,960	10,403,866
j2 Global, Inc.		106,700	7,008,056
KBR, Inc.		394,600	5,713,808
The KEYW Holding Corp. (a)(b)		198,600	1,634,478
Kraton Performance Polymers, Inc. (a)		222,800	4,502,788
La Quinta Holdings, Inc. (a)		312,755	7,406,038
Live Nation Entertainment, Inc. (a)		266,100	6,713,703
LKQ Corp. (a)		363,185	9,283,009
MannKind Corp. (a)(b)		714,243	3,714,064
Manpowergroup, Inc.		83,500	7,193,525
Marcus & Millichap, Inc. (a)		298,594	11,191,303
The Men’s Wearhouse, Inc.		91,548	4,778,806
Mentor Graphics Corp.		308,400	7,410,852
Merit Medical Systems, Inc. (a)		643,523	12,387,818
Monotype Imaging Holdings, Inc.		159,794	5,215,676
MSC Industrial Direct Co., Inc., Class A		81,200	5,862,640
New Relic, Inc. (a)		87,000	3,018,900
Nordson Corp.		78,500	6,149,690
NuVasive, Inc. (a)		261,482	12,025,557
Oasis Petroleum, Inc. (a)(b)		376,400	5,352,408
OSI Systems, Inc. (a)		131,400	9,757,764
Owens & Minor, Inc.		322,338	10,907,918
Oxford Industries, Inc.		21,600	1,629,720
Pacific Biosciences of California, Inc. (a)		1,220,709	7,128,941
Pfenex, Inc. (a)		805,683	12,842,587
Pinnacle Foods, Inc.		97,609	3,983,423
Pitney Bowes, Inc.		392,477	9,152,564
Plantronics, Inc.		62,800	3,325,260
PNM Resources, Inc.		194,300	5,673,560
Prestige Brands Holdings, Inc. (a)		159,451	6,838,853
PrivateBancorp, Inc.		137,500	4,835,875
Procera Networks, Inc. (a)		409,700	3,847,083
PTC, Inc. (a)		224,200	8,109,314
PVH Corp.		36,570	3,896,899
QLIK Technologies, Inc. (a)		183,600	5,715,468
Common Stocks	Shares		Value
United States (concluded)
Rouse Properties, Inc.		599,096	$11,358,860
Semtech Corp. (a)		212,901	5,672,747
Silver Bay Realty Trust Corp.		472,762	7,639,834
SM Energy Co.		196,700	10,165,456
Smart & Final Stores, Inc. (a)		303,600	5,343,360
Steel Dynamics, Inc.		478,500	9,617,850
Stratasys Ltd. (a)(b)		99,400	5,246,332
Supervalu, Inc. (a)		820,581	9,543,357
Synovus Financial Corp.		277,200	7,764,372
TECO Energy, Inc.		284,500	5,519,300
Teleflex, Inc.		109,293	13,205,873
Thoratec Corp. (a)		274,398	11,494,532
The Timken Co.		90,500	3,813,670
TimkenSteel Corp.		128,689	3,406,398
TransEnterix, Inc. (a)(b)		1,506,379	4,413,690
Tribune Co., Class A		148,572	9,034,663
Urban Outfitters, Inc. (a)		100,874	4,604,898
Varonis Systems, Inc. (a)(b)		85,300	2,188,798
Vera Bradley, Inc. (a)		460,733	7,477,697
Verint Systems, Inc. (a)		144,300	8,936,499
Zynga, Inc., Class A (a)		1,929,500	5,499,075

			572,434,986
Total Common Stocks — 99.7%			1,063,157,559

Warrants (e)
United Kingdom — 0.0%
Atlas Mara Co-Nvest, Ltd.		549,800	274,900
United States — 0.3%
Quotient, Ltd.		468,685	2,952,715
Total Warrants — 0.3%			3,227,615
Total Long-Term Investments (Cost — $920,964,819) — 100.0%			1,066,385,174

Short-Term Securities

Time Deposits	Par (000)
Canada — 0.1%
Brown Brothers Harriman & Co., 0.10%, 4/01/15	CAD	897	708,299
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/15	JPY	4,662	38,867
Total Time Deposits — 0.1%			747,166

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Money Market Funds	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (f)(g)	874,720	$874,720

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (f)(g)(h)	34,285	34,285,058
Total Money Market Funds — 3.3%		35,159,778
Total Short-Term Securities (Cost — $35,906,945) — 3.4%		35,906,944

		Value
Total Investments (Cost — $956,871,764*) — 103.4%		$1,102,292,118
Liabilities in Excess of Other Assets — (3.4)%		(36,169,081)

Net Assets — 100.0%		$1,066,123,037

* As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$991,879,252

Gross unrealized appreciation		$232,502,456
Gross unrealized depreciation		(122,089,590)

Net unrealized appreciation		$110,412,866

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2015, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held At June 30, 2014	Shares Purchased	Shares Sold	Shares Held At March 31, 2015	Value at March 31, 2015	Realized Gain (Loss)	Income
Diagnocure, Inc.	4,852,780	—	(107,600)	4,745,180	$337,189	$(474,295)	—

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(f)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,350,894	(12,476,174)	874,720	$5,598
BlackRock Liquidity Series, LLC, Money Market Series	121,421,480	(87,136,422)	34,285,058	$1,570,325

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

4	BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Portfolio Abbreviations

ADR	American Depositary Receipts
CAD	Canadian Dollar
EUR	Euro
GDR	Global Depositary Receipt
KRW	South Korean Won
USD	U.S. Dollar

•	As of March 31, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
KRW	350,024,790	USD	316,307	Brown Brothers Harriman & Co.	4/01/15	$(813)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investment is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

As of March 31, 2015, the following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$1,970,008	—	—	$1,970,008
Australia	2,660,218	$20,253,644	—	22,913,862
Austria	—	4,075,629	—	4,075,629
Belgium	14,399,541	—	—	14,399,541
Brazil	6,191,215	—	—	6,191,215
Canada	59,283,457	4,019,770	—	63,303,227
China	2,493,906	6,858,432	—	9,352,338
Cyprus	—	1,682,377	—	1,682,377
Denmark	—	11,072,944	—	11,072,944
France	8,646,276	33,195,210	—	41,841,486
Germany	—	18,326,007	—	18,326,007
Hong Kong	2,155,089	18,721,526	—	20,876,615
India	—	25,204,999	—	25,204,999
Indonesia	5,425,190	5,287,284	—	10,712,474
Ireland	8,312,598	—	—	8,312,598
Italy	—	23,826,701	—	23,826,701
Japan	—	54,373,401	—	54,373,401
Malaysia	2,641,360	—	—	2,641,360
Norway	—	7,118,437	—	7,118,437
Poland	—	4,296,292	—	4,296,292
South Korea	—	12,015,148	—	12,015,148
Sweden	2,150,985	9,991,927	—	12,142,912
Switzerland	—	31,654,911	—	31,654,911
United Arab Emirates	482,094	—	—	482,094
United Kingdom	32,006,837	49,929,160	—	81,935,997
United States	572,434,986	—	—	572,434,986
Warrants	3,227,615	—	—	3,227,615
Time Deposits	—	747,166	—	747,166
Money Market Funds	874,720	34,285,058	—	35,159,778

Total	$725,356,095	$376,936,023	$—	$1,102,292,118

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	—	$(813)	—	$(813)

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$230,107	—	—	$230,107
Liabilities:
Collateral on securities loaned at value	—	$(34,285,058)	—	(34,285,058)

Total	$230,107	$(34,285,058)	—	$(34,054,951)

The table below shows the transfers between Level 1 and Level 2.

	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	$9,002,111	—	—	$(9,002,111)
France	—	$(4,945,650)	$4,945,650	—
Germany	—	(4,336,480)	4,336,480	—
Malaysia	3,012,271	—	—	(3,012,271)
Norway	—	(7,736,479)	7,736,479	—
South Korea	—	(4,655,871)	4,655,871	—
United Arab Emirates	4,516,601	—	—	(4,516,601)
United Kingdom	15,940,265	(4,884,180)	4,884,180	(15,940,265)

Total	$32,471,248	$(26,558,660)	$26,558,660	$(32,471,248)

[1] Systematic Fair Value Prices were not utilized at period end for these investments.
[2] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date:	May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date:	May 22, 2015